Document and Entity Information	May 28, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001725295
Document Type	8-K
Document Period End Date	May 28, 2025
Entity Registrant Name	Tax-Exempt Private Credit Fund, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	811-23318
Entity Tax Identification Number	82-3790252
Entity Address, Address Line One	5901 College Boulevard
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Overland Park
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66211
City Area Code	913
Local Phone Number	981-1020
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	TSIFX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false